Segment information (Details) - Schedule of group’s non-current assets by the Company’s country - CHF (SFr)	Dec. 31, 2022	Dec. 31, 2021
Segment information (Details) - Schedule of group’s non-current assets by the Company’s country [Line Items]
Non-current assets	SFr 4,339,509	SFr 14,879,592
Switzerland [Member]
Segment information (Details) - Schedule of group’s non-current assets by the Company’s country [Line Items]
Non-current assets	4,339,509	14,734,738
Australia [Member]
Segment information (Details) - Schedule of group’s non-current assets by the Company’s country [Line Items]
Non-current assets		SFr 144,854